Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Common Shares	Jan. 31, 2012 Series A Common Shares
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,870,029,239
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Entity Common Stock, Shares Outstanding			101,340,000	7,119,000